SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Trade and other payable
In-kind contributions	$ 476,292	$ 463,511
Total	(23,097,405)	(38,699,906)	$ (11,844,257)
Joint ventures
Trade and other payable
Sales of goods and services	6,139,155	4,913,254	746,867
Purchases of goods and services	21,634,936	17,542,637	9,809,134
Equity contributions	250,000	517,736	800,989
Net loans granted / (cancelled)		(6,964,101)	2,621,647
Key management personnel
Trade and other payable
Salaries, social security benefits and other benefits	6,501,269	3,940,185	4,703,519
Loans granted		599,984
Interest gain	44,619	20,106
Shareholders and other related parties
Trade and other payable
Sales of goods and services	1,871,613	640,095	1,057,325
Purchases of goods and services	1,881,013	1,433,127	986,217
Interest gain		90,188	294,577
Dividends			(1,450,613)
In-kind contributions	476,292	463,511
Parents companies and related parties to Parents
Trade and other payable
Interest gain/(lost)	(1,861,774)	(1,386,288)	(118,266)
Parent company
Trade and other payable
Sales of goods and services			13,505
Purchases of goods and services	$ 92	120,095	$ 311,418
Equity contributions		$ (14,558,347)